Share-Based Compensation - WhiteWave Restricted Stock Unit Grants and Restricted Stock Unit Expense (Detail) (WhiteWave Foods [Member], Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2012
WhiteWave Foods [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of RSUs granted	$ 16.98
Tax benefit related to RSU expense	$ 222